Expense Example - Roundhill S&P 500® No Dividend Target ETF - Roundhill S&P 500® No Dividend Target ETF Shares	Jun. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 56